CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2013	Jun. 30, 2012
ASSETS
Cash and cash equivalents	$ 112,228,579	$ 96,332,962
Time deposits with maturities over three months	20,858,840	21,586,896
Restricted cash	3,390,144	5,544,273
Accounts receivable, net of allowance for doubtful accounts of $14,287,361 and $20,102,808 as of June 30, 2012 and 2013, respectively	176,598,496	136,589,994
Costs and estimated earnings in excess of billings, net of allowance for doubtful accounts of $1,890,108 and $2,361,880 as of June 30, 2012 and 2013, respectively	143,752,978	115,161,236
Other receivables, net of allowance for doubtful accounts of $344,978 and $322,218 as of June 30, 2012 and 2013, respectively	11,722,535	7,287,214
Advances to suppliers	8,593,175	10,300,182
Amounts due from related parties	26,511,454	16,336,558
Inventories	34,104,057	26,745,225
Prepaid expenses	1,073,655	876,363
Income tax recoverable	1,704,290	139,469
Deferred tax assets	3,033,931	772,061
Assets held for sale	2,876,054	0
Total current assets	546,448,188	437,672,433
Restricted cash	6,754,117	0
Prepaid expense	425,936	0
Property, plant and equipment, net	79,496,315	63,536,646
Prepaid land leases	12,629,664	6,870,076
Acquired intangible assets, net	11,817,596	594,971
Investments in equity investees	16,063,731	13,080,929
Investments in cost investees	3,715,808	2,996,638
Goodwill	65,787,020	27,588,883
Deferred tax assets	1,494,551	414,399
Total non-current assets	198,184,738	115,082,542
Total assets	744,632,926	552,754,975
LIABILITIES AND STOCKHOLDERS' EQUITY
Short-term bank loans	8,329,263	0
Current portion of long-term bank loans	8,671,080	7,914,668
Accounts payable	111,052,268	78,761,476
Construction costs payable	5,872,553	923,205
Deferred revenue	67,066,822	59,293,745
Accrued payroll and related expenses	8,966,026	6,448,623
Income tax payable	6,296,759	3,605,030
Warranty liabilities	1,865,784	3,575,920
Other tax payables	22,048,392	18,225,344
Accrued liabilities	18,580,398	7,746,036
Amounts due to related parties	2,080,869	1,964,275
Deferred tax liabilities	2,186,518	370,300
Current portion of acquisition-related consideration	5,435,451	0
Total current liabilities	268,452,183	188,828,622
Long-term bank loans	19,104,733	24,641,374
Deferred tax liabilities	3,272,698	0
Warranty liabilities	2,094,857	0
Non-current portion of acquisition-related consideration	36,233,460	0
Total non-current liabilities	60,705,748	24,641,374
Total liabilities	329,157,931	213,469,996
Commitments and contingencies
Stockholders' equity:
Ordinary shares, par value $0.001 per share, 100,000,000 shares authorized; 55,998,917 and 57,554,824 shares issued and outstanding as of June 30, 2012 and 2013, respectively	57,555	55,999
Additional paid-in capital	170,779,250	151,305,146
Statutory reserves	23,146,671	23,091,072
Retained earnings	182,873,145	130,934,342
Accumulated other comprehensive income	36,871,667	32,714,556
Total Hollysys Automation Technologies Ltd. stockholder’s equity	413,728,288	338,101,115
Noncontrolling interests	1,746,707	1,183,864
Total equity	415,474,995	339,284,979
Total liabilities and equity	$ 744,632,926	$ 552,754,975